Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangibles Assets (Details)	Dec. 31, 2024	Mar. 31, 2024
Software [Member]
Schedule of Estimated Useful Lives of Intangibles Assets [Line Items]
Estimated useful lives of intangibles assets	5 years
Minimum [Member] | Property rights [Member]
Schedule of Estimated Useful Lives of Intangibles Assets [Line Items]
Estimated useful lives of intangibles assets	5 years	5 years
Maximum [Member] | Property rights [Member]
Schedule of Estimated Useful Lives of Intangibles Assets [Line Items]
Estimated useful lives of intangibles assets	20 years	20 years